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October 13, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Advantage Advisers Multi-Sector Fund I
(SEC File Nos. 333-67926, 811-10473)

Ladies and Gentlemen:

          On behalf of Advantage Advisers Multi-Sector Fund I, a Delaware statutory trust (the “Trust”), please find transmitted herewith a Preliminary Proxy Statement relating to the Trust’s special meeting of shareholders scheduled for December 4, 2009 (“Preliminary Proxy Statement”) to approve the liquidation and dissolution of the Trust pursuant to a Plan of Liquidation and Dissolution, filed on October 13, 2009 pursuant to the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations thereunder. The Trust currently intends to release definitive copies of the Preliminary Proxy Statement to its shareholders on October 30, 2009.

          If you have any questions or require any further information with respect to the Preliminary Proxy Statement, or any other matter relating to the Trust, please call the undersigned at (617) 573-4836, or Thomas A. DeCapo at (617) 573-4814.

Best regards,

/s/ Kenneth E. Burdon

Kenneth E. Burdon, Esq.